Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Unrealized Capital Losses	$ 1,136.5		$ 292.7
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Unrealized Capital Losses	1.4		0
Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	21,802.2		4,458.0
Total Unrealized Capital Losses	1,087.3		150.6
Number of Securities	1,670		612
Fair value decline below amortized cost less than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	66.8		0
Total Unrealized Capital Losses	1.4		0
Number of Securities	3		0
Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,008.9	[1]	398.0	[1]
Total Unrealized Capital Losses	57.9	[1]	11.0	[1]
Fair value decline below amortized cost less than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	225.2	[1]	83.4	[1]
Total Unrealized Capital Losses	2.5	[1]	1.2	[1]
Fair value decline below amortized cost less than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2,902.6	[1]	1,545.7	[1]
Total Unrealized Capital Losses	95.8	[1]	86.0	[1]
Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	203.9		466.4
Total Unrealized Capital Losses	49.2		142.1
Number of Securities	50		125
Fair value decline below amortized cost greater than 20% | U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0		0
Total Unrealized Capital Losses	0		0
Number of Securities	0		0
Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	11.3	[1]	8.1	[1]
Total Unrealized Capital Losses	4.2	[1]	3.8	[1]
Fair value decline below amortized cost greater than 20% | Other ABS (Non-RMBS)
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	2.1	[1]	2.3	[1]
Total Unrealized Capital Losses	0.5	[1]	0.6	[1]
Fair value decline below amortized cost greater than 20% | Total RMBS and Other ABS
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	87.8	[1]	313.8	[1]
Total Unrealized Capital Losses	22.6	[1]	90.7	[1]
Fixed Rate | Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,723.7		669.4
Total Unrealized Capital Losses	50.5		14.2
Fixed Rate | Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	4.4		33.3
Total Unrealized Capital Losses	1.6		10.2
Floating Rate | Fair value decline below amortized cost less than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	1,178.9		876.3
Total Unrealized Capital Losses	45.3		71.8
Floating Rate | Fair value decline below amortized cost greater than 20%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	83.4		280.5
Total Unrealized Capital Losses	21.0		80.5
Greater than 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, minimum	10.00%		10.00%
Greater than 10% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	407.1	[1]	706.8	[1]
Total Unrealized Capital Losses	27.6	[1]	53.8	[1]
Greater than 10% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	47.7	[1]	187.1	[1]
Total Unrealized Capital Losses	11.1	[1]	51.2	[1]
5% - 10%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	10.00%		10.00%
Credit Enhancement Percentage, minimum	5.00%		5.00%
5% - 10% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	43.9	[1]	187.6	[1]
Total Unrealized Capital Losses	1.2	[1]	6.8	[1]
5% - 10% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	0.8	[1]	2.2	[1]
Total Unrealized Capital Losses	0.2	[1]	0.7	[1]
0% - 5%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	5.00%		5.00%
Credit Enhancement Percentage, minimum	0.00%		0.00%
0% - 5% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	90.4	[1]	89.4	[1]
Total Unrealized Capital Losses	1.9	[1]	7.6	[1]
0% - 5% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	3.9	[1]	12.3	[1]
Total Unrealized Capital Losses	0.8	[1]	4.2	[1]
0%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Credit Enhancement Percentage, maximum	0.00%		0.00%
0% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	127.1	[1]	80.5	[1]
Total Unrealized Capital Losses	4.7	[1]	5.6	[1]
0% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	22.0	[1]	101.8	[1]
Total Unrealized Capital Losses	5.8	[1]	30.2	[1]
Greater than 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	100.00%		100.00%
Greater than 100% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	75.7	[1]	562.3	[1]
Total Unrealized Capital Losses	2.9	[1]	39.5	[1]
Greater than 100% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	36.4	[1]	203.8	[1]
Total Unrealized Capital Losses	8.3	[1]	58.0	[1]
90% - 100%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	90.00%		90.00%
Loan to Value Ratio, maximum	100.00%		100.00%
90% - 100% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	156.8	[1]	134.2	[1]
Total Unrealized Capital Losses	8.6	[1]	12.8	[1]
90% - 100% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	24.1	[1]	35.2	[1]
Total Unrealized Capital Losses	5.7	[1]	10.7	[1]
80% - 90%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, minimum	80.00%		80.00%
Loan to Value Ratio, maximum	90.00%		90.00%
80% - 90% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	151.3	[1]	78.9	[1]
Total Unrealized Capital Losses	8.4	[1]	7.5	[1]
80% - 90% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	5.9	[1]	46.9	[1]
Total Unrealized Capital Losses	1.7	[1]	12.1	[1]
Less than 80%
Available-for-sale Securities, Including Securities Pledged [Line Items]
Loan to Value Ratio, maximum	80.00%		80.00%
Less than 80% | Fair value decline below amortized cost less than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	284.7	[1]	288.9	[1]
Total Unrealized Capital Losses	15.5	[1]	14.0	[1]
Less than 80% | Fair value decline below amortized cost greater than 20% | Residential mortgage-backed securities non-agency
Available-for-sale Securities, Including Securities Pledged [Line Items]
Total Amortized Cost	8.0	[1]	17.5	[1]
Total Unrealized Capital Losses	$ 2.2	[1]	$ 5.5	[1]

[1]	For purposes of this table, subprime mortgages are included in Non-agency RMBS categories